Variable Interest Entity (VIE) (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Condensed Balance Sheet
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Current assets	88,858,539	124,531,422	19,085,568
Property and equipment, net	740,226	362,130	55,500
Other noncurrent assets	385,207,213	472,662,535	72,439,813
Total assets	474,805,978	597,556,087	91,580,881
Total liabilities	(180,276,255)	(258,081,528)	(39,553,331)
Net assets	294,529,723	339,474,559	52,027,550
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
Current liabilities:
Accounts payable	38,695,727	24,921,108	3,819,385
Deferred revenues	503,576	10,475,681	1,605,493
Other payables and accrued liabilities	1,963,068	4,287,545	657,105
Current portion of shareholder loans	69,592,363	62,244,928	9,539,599
Operating lease liabilities	—	366,794	56,215
Taxes payable	9,659,932	9,452,749	1,448,719
Intercompany payable*	42,270,095	122,842,378	18,826,707
Total current liabilities	162,684,761	234,591,183	35,953,223
Non-current shareholder loan	14,974,315	22,016,710	3,374,260
Operating lease liabilities - noncurrent	—	120,033	18,396
Deferred tax liabilities, net	2,617,179	1,353,602	207,452
Total liabilities	180,276,255	258,081,528	39,553,331
*	Intercompany balances will be eliminated upon consolidation.

Schedule of Condensed Income Statement
	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2020
	RMB	RMB	RMB	USD
Operating revenues	225,271,564	319,181,424	336,709,317	51,603,751
Gross profit	139,857,503	173,013,581	122,273,631	18,739,541
Income from operations	102,641,091	122,754,439	55,174,632	8,456,012
Net income	91,056,633	110,135,996	46,233,277	7,085,668

Schedule of Condensed Cash Flow Statement
	For the year ended December 31, 2018	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2020
	RMB	RMB	RMB	USD
Net cash provided by operating activities	101,291,046	193,845,889	127,238,346	19,500,429
Net cash used in investing activities	(98,597,356)	(126,445,437)	(109,815,861)	(16,830,275)
Net cash used in financing activities	(2,663,285)	(40,770,037)	(50,000)	(7,663)
Effect of exchange rate on cash and cash equivalents	-	(327,988)	1,479,386	226,729
Net increase in cash and cash equivalents	1,433,789	26,302,427	18,851,871	2,889,220
Cash and cash equivalents, beginning of year	12,661,634	14,095,423	40,397,850	6,191,336
Cash and cash equivalents, end of year	14,095,423	40,397,850	59,249,721	9,080,556